FEDERATED CAPITAL INCOME FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES
FEDERATED MUNI AND STOCK ADVANTAGE FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
(Portfolios of Federated Income Securities Trust)

FEDERATED EQUITY INCOME FUND, INC.
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES



SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2005

In the Appendix, under the section entitled "Securities Lending Agent", please delete the agent State Street Bank and Trust Company and replace it with Metropolitan West Securities, LLC.

For Federated Muni and Stock Advantage Fund only: Under the section entitled "Securities in Which the Fund Invests" please add the following:


TAX-EXEMPT COMMERCIAL PAPER

Tax-exempt commercial paper is a tax-exempt issuer's obligation with a maturity of less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issues may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

                                                              September 29, 2006





Federated Securities Corp., Distributor



Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845
Cusip 31420C837
Cusip 31420C829
Cusip 31420C811
Cusip 313915100
Cusip 313915209
Cusip 313915308
Cusip 313915407


35630 (9/06)









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